SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Aug. 31, 2022	Nov. 30, 2021
Property, Plant and Equipment [Line Items]
Deferred offering costs		$ 85,000
FDIC amount		250,000
Cash	1,507,307	50,000
Cash equivalents at carrying value	0	0
Investment held in treasury	87,500,000
Underwriter discount	4,743,750
Temporary equity carrying amount attributable to parent	87,269,299
IPO [Member]
Property, Plant and Equipment [Line Items]
Deferred offering costs	$ 475,348
Common Class B [Member]
Property, Plant and Equipment [Line Items]
Common stock shares subject to forfeiture		281,250
Maximum [Member] | Common Class B [Member]
Property, Plant and Equipment [Line Items]
Common stock shares subject to forfeiture		281,250